LOSS PER SHARE - Shares Excluded From the Calculation of Diluted Loss Per Share (Details) - shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share options
Shares excluded from the calculation of diluted loss per share
Shares excluded from the calculation of diluted loss per share	619,650	890,500	965,850
Nonvested shares
Shares excluded from the calculation of diluted loss per share
Shares excluded from the calculation of diluted loss per share	548,780	1,084,284	1,906,167
Convertible promissory notes
Shares excluded from the calculation of diluted loss per share
Shares excluded from the calculation of diluted loss per share	88,883,116	0	0